LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 30, 2019 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Currently, the Funds are overseen by two different Boards. The Boards have approved a proposal recommending that shareholders elect a single group of Board members. The Boards have nominated the same slate of Board members and approval by shareholders will result in one Board that oversees all the Funds.

The Boards have called a joint meeting of shareholders of the Funds to elect the Board members. The meeting will be held on or about December 3, 2019, subject to any adjournment(s) or postponement(s) thereof, for shareholders of record as of the close of business on September 13, 2019. If approved by shareholders, the changes in Board membership will take effect on or about January 1, 2020, or promptly after the election of the nominees if the meeting is adjourned or postponed to a date after January 1, 2020. Additional information can be found in the Funds’ joint proxy statement.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 30, 2018
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 30, 2018
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 30, 2018
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2018
Western Asset Institutional Liquid Reserves	December 27, 2018

Fund	Date of Statement of Additional Information
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2018
Western Asset Institutional U.S. Treasury Reserves	December 27, 2018
Western Asset Select Tax Free Reserves	December 27, 2018
Western Asset SMASh Series EC Fund	June 28, 2019
Western Asset SMASh Series C Fund	June 28, 2019
Western Asset SMASh Series M Fund	June 28, 2019
Western Asset SMASh Series TF Fund	June 28, 2019

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2018
Western Asset New York Tax Free Money Market Fund	December 27, 2018
Western Asset Prime Obligations Money Market Fund	December 27, 2018
Western Asset Tax Free Reserves	December 27, 2018
Western Asset U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2018
Western Asset Premium U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	April 29, 2019
Western Asset Variable Global High Yield Bond Portfolio	April 29, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2019
Western Asset Total Return Unconstrained Fund	September 30, 2019

Please retain this supplement for future reference.

WASX548509

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